STOCK BASED COMPENSATION - Other equity instruments (Details)		12 Months Ended
	Mar. 23, 2018 EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments shares	Dec. 31, 2016 USD ($) EquityInstruments shares	May 31, 2015 shares	Apr. 30, 2015 shares
ISPP
Share based compensation
Percentage of contribution to the plan by participants from their annual salaries		10.00%
Percentage of contribution to the plan by company on the participants contribution		50.00%
Total compensation cost		$ 5,800,000	$ 5,100,000
Number of common shares subscribed | shares		382,663	344,778
Value of common shares subscribed		$ 17,400,000	$ 15,400,000
Maximum number of common shares reserved for issuance | shares				7,100,000	6,100,000
Number of awards available for grant | shares		1,172,307	1,554,970
RSU
Share based compensation
Number of awards granted | EquityInstruments		369,623	354,592
Fair value at grant date		$ 44.42	$ 28.62
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market		16,400,000	10,100,000
Total compensation expense recorded in the general and administrative		$ 13,100,000	$ 10,400,000
PSU
Share based compensation
Vesting period		3 years
Number of awards granted | EquityInstruments		182,000	183,000
Fair value at grant date		$ 49.38	$ 32.20
Amount transferred to an employee benefit trust to be used to purchase common shares of the company in the open market		8,100,000	5,300,000
Total compensation expense recorded in the general and administrative		$ 6,000,000	$ 2,200,000
Maximum | RSU
Share based compensation
Vesting period		3 years
Subsequent events | RSU
Share based compensation
Number of awards granted | EquityInstruments	372,200
Subsequent events | PSU
Share based compensation
Number of awards granted | EquityInstruments	180,000